Segment information - Simplified statement of cash flows on telecommunication and Orange Bank activities - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from (used in) operating activities [abstract]
Consolidated net income	€ 2,158	€ 2,040	€ 3,122
Non-monetary items and reclassified items for presentation	11,497	11,512	10,045
Adjustments to reconcile profit (loss) [abstract]
Decrease (increase) in inventories, gross	(152)	(14)	(62)
Decrease (increase) in trade receivables, gross	(97)	(262)	113
Increase (decrease) in trade payables	177	412	84
Changes in other customer contract assets and liabilities	12	112	66
Changes in other assets and liabilities	(176)	164	(707)
Operating taxes and levies paid	(1,777)	(1,934)	(1,897)
Dividends received	51	55	236
Interest paid and interest rates effects on derivatives, net	(1,259)	(1,329)	(1,344)
Income tax paid	(928)	(583)	(906)
Net cash provided by operating activities	9,506	10,174	8,750
Cash flows from (used in) investing activities [abstract]
Purchases (sales) of property, plant and equipment and intangible assets	(7,692)	(7,378)	(8,315)
Cash paid for investment securities, net of cash acquired	(284)	(34)	(1,189)
Investments in associates and joint ventures	(6)		(17)
Others purchases of assets available for sale		(43)	(12)
Purchases of equity securities measured at fair value	(104)	(7)	(1)
Proceeds from sales of investment securities, net of cash transferred	110	515	4,588
Decrease (increase) in securities and other financial assets	(576)	(994)	67
Net cash used in investing activities	(8,552)	(7,941)	(4,879)
Cash flows from (used in) financing activities [abstract]
Medium and long-term debt issuances	5,214	2,450	3,411
Medium and long-term debt redemptions and repayments	(4,095)	(2,728)	(2,694)
Increase (decrease) of bank overdrafts and short-term borrowings	(43)	949	134
Decrease (increase) of cash collateral deposits	208	(1,127)	(884)
Exchange rates effects on derivatives, net	7	(66)	201
Coupon on subordinated notes issuance	(280)	(282)	(291)
(Purchases) of treasury shares	(101)
Purchases of treasury shares - Orange Vision 2020 free share award plan	(101)
Other proceeds (purchases) from treasury shares	3	(4)	2
Capital increase (decrease) - owners of the parent company			113
Capital increase (decrease) - non-controlling interests	68	34	(4)
Changes in ownership interests with no gain/loss of control		1
Changes in ownership interests with no gain/loss of control	(6)		(16)
Dividends paid to owners of the parent company	(1,860)	(1,729)	(1,596)
Dividends paid to non-controlling interests	(246)	(236)	(259)
Net cash used in financing activities	(1,131)	(2,738)	(1,883)
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash and cash equivalents - opening balance	5,810	6,355	4,469
Cash change in cash and cash equivalents	(177)	(505)	1,988
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects	1	(40)	(102)
Cash and cash equivalents - closing balance	5,634	5,810	6,355
Elimination of intersegment amounts [member]
Adjustments to reconcile profit (loss) [abstract]
Decrease (increase) in trade receivables, gross	25	9
Increase (decrease) in trade payables	(25)	(9)
Cash flows from (used in) investing activities [abstract]
Decrease (increase) in securities and other financial assets	(152)	151	27
Net cash used in investing activities	(152)	151	27
Cash flows from (used in) financing activities [abstract]
Medium and long-term debt issuances			(27)
Increase (decrease) of bank overdrafts and short-term borrowings	152	(151)
Net cash used in financing activities	152	(151)	(27)
Telecom activities, operating segment [member] | Operating segments [member]
Cash flows from (used in) operating activities [abstract]
Consolidated net income	2,326	2,134	3,036
Non-monetary items and reclassified items for presentation	11,457	11,474	10,144
Adjustments to reconcile profit (loss) [abstract]
Decrease (increase) in inventories, gross	(152)	(14)	(62)
Decrease (increase) in trade receivables, gross	(122)	(271)	113
Increase (decrease) in trade payables	158	375	82
Changes in other customer contract assets and liabilities	12	112	66
Changes in other assets and liabilities	(95)	(120)	(507)
Operating taxes and levies paid	(1,776)	(1,931)	(1,896)
Dividends received	51	55	236
Interest paid and interest rates effects on derivatives, net	(1,259)	(1,328)	(1,345)
Income tax paid	(928)	(584)	(906)
Net cash provided by operating activities	9,672	9,902	8,961
Cash flows from (used in) investing activities [abstract]
Purchases (sales) of property, plant and equipment and intangible assets	(7,655)	(7,311)	(8,306)
Cash paid for investment securities, net of cash acquired	(284)	(34)	(1,244)
Investments in associates and joint ventures	(6)		(17)
Others purchases of assets available for sale		(43)	(12)
Purchases of equity securities measured at fair value	(90)	(7)	(1)
Proceeds from sales of investment securities, net of cash transferred	110	515	4,588
Decrease (increase) in securities and other financial assets	(501)	(1,082)	(65)
Net cash used in investing activities	(8,426)	(7,962)	(5,057)
Cash flows from (used in) financing activities [abstract]
Medium and long-term debt issuances	5,214	2,450	3,411
Medium and long-term debt redemptions and repayments	(4,095)	(2,728)	(2,667)
Increase (decrease) of bank overdrafts and short-term borrowings	(251)	964	90
Decrease (increase) of cash collateral deposits	203	(1,138)	(888)
Exchange rates effects on derivatives, net	7	(66)	201
Coupon on subordinated notes issuance	(280)	(282)	(291)
Purchases of treasury shares - Orange Vision 2020 free share award plan	(101)
Other proceeds (purchases) from treasury shares	3	(4)	2
Capital increase (decrease) - owners of the parent company			113
Capital increase (decrease) - non-controlling interests	(87)	(66)	(104)
Changes in ownership interests with no gain/loss of control		1
Changes in ownership interests with no gain/loss of control	(6)		(16)
Dividends paid to owners of the parent company	(1,860)	(1,729)	(1,596)
Dividends paid to non-controlling interests	(246)	(236)	(259)
Net cash used in financing activities	(1,499)	(2,834)	(2,004)
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash and cash equivalents - opening balance	5,333	6,267	4,469
Cash change in cash and cash equivalents	(253)	(894)	1,900
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects	1	(40)	(102)
Cash and cash equivalents - closing balance	5,081	5,333	6,267
Orange Bank, operating segment [member] | Operating segments [member]
Cash flows from (used in) operating activities [abstract]
Consolidated net income	(168)	(94)	86
Non-monetary items and reclassified items for presentation	40	38	(99)
Adjustments to reconcile profit (loss) [abstract]
Increase (decrease) in trade payables	44	46	2
Changes in other assets and liabilities	(81)	284	(200)
Operating taxes and levies paid	(1)	(3)	(1)
Interest paid and interest rates effects on derivatives, net		0	1
Income tax paid			0
Income tax (paid)		1
Net cash provided by operating activities	(166)	272	(211)
Cash flows from (used in) investing activities [abstract]
Purchases (sales) of property, plant and equipment and intangible assets	(37)	(67)	(9)
Cash paid for investment securities, net of cash acquired			55
Purchases of equity securities measured at fair value	(14)
Decrease (increase) in securities and other financial assets	77	(63)	105
Net cash used in investing activities	26	(130)	151
Cash flows from (used in) financing activities [abstract]
Medium and long-term debt issuances			27
Medium and long-term debt redemptions and repayments			(27)
Increase (decrease) of bank overdrafts and short-term borrowings	56	136	44
Decrease (increase) of cash collateral deposits	5	11	4
Capital increase (decrease) - non-controlling interests	155	100	100
Net cash used in financing activities	216	247	148
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash and cash equivalents - opening balance	477	88
Cash change in cash and cash equivalents	76	389	88
Cash and cash equivalents - closing balance	€ 553	€ 477	€ 88